Leases - Summary of minimum lease payment receivable schedule for operating lease contracts of the Group as lessor-Operating lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 1,325,190	₩ 1,576,504
1 year or less
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	531,124	585,583
1~2 years [member]
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	394,824	455,068
2~3 years [member]
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	251,163	313,369
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	118,738	169,173
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	29,081	52,983
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 260	₩ 328